Condensed Interim Statements of Changes in (Deficiency) Equity (Unaudited) - CAD ($)	Total	Share based payment reserve [Member]	Investment revaluation reserve [Member]	Share warrants reserve [Member]	Deficit [Member]	Share capital [Member]
Balance, shares at Mar. 31, 2024						211,702,894
Balance, amount at Mar. 31, 2024	$ 1,826,367	$ 3,075,950	$ (1,593,390)	$ 3,135,098	$ (70,027,712)	$ 67,236,421
Statement [Line Items]
Net loss for the period	(3,174,475)	0	0	0	(3,174,475)	0
Other comprehensive loss for the period	(19,301)	0	(19,301)	0	0	0
Total comprehensive loss	(3,193,776)	0	(19,301)	0	(3,174,475)	$ 0
Issuance of common shares pursuant to property agreement, shares						100,000
Issuance of common shares pursuant to property agreement, amount	7,500	0	0	0	0	$ 7,500
Shares issued through exercise of options, shares						2,820,000
Shares issued through exercise of options, amount	190,900	0	0	0	0	$ 190,900
Shares issued through exercise of warrants, shares						6,176,470
Shares issued through exercise of warrants, amount	350,000	0	0	0	0	$ 350,000
Flow-through share premium liability	211,899	211,899	0	0	0	$ 0
Balance, shares at Dec. 31, 2024						220,799,364
Balance, amount at Dec. 31, 2024	(607,110)	3,287,849	(1,612,691)	3,135,098	(73,202,187)	$ 67,784,821
Balance, shares at Mar. 31, 2025						224,194,032
Balance, amount at Mar. 31, 2025	(809,715)	2,745,167	(1,612,891)	3,135,098	(73,940,600)	$ 68,863,511
Statement [Line Items]
Net loss for the period	43,555	0	0	0	43,555	0
Other comprehensive loss for the period	(15,882)	0	(15,882)	0	0	0
Total comprehensive loss	27,673	0	(15,882)	0	43,555	$ 0
Issuance of common shares pursuant to property agreement, shares						1,000,000
Issuance of common shares pursuant to property agreement, amount	690,000	0	0	0	0	$ 690,000
Shares issued through exercise of options, shares						133,332
Shares issued through exercise of options, amount	16,667	0	0	0	0	$ 16,667
Equity-settled share-based compensation	104,653	104,653	0	0	0	0
Fair value reversal of options exercised, amount	0	(12,719)	0	0	0	$ 12,719
Balance, shares at Dec. 31, 2025						225,327,364
Balance, amount at Dec. 31, 2025	$ 29,278	$ 2,837,101	$ (1,628,773)	$ 3,135,098	$ (73,897,045)	$ 69,582,897